Consolidated Statement of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flows from operating activities:
Loss before tax	$ (2,937)	₨ (241,381)	₨ (465,556)	₨ (1,130,782)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	2,314	190,152	308,153	749,480
Interest income	(259)	(21,289)	(33,345)	(49,017)
Interest costs	2,740	225,200	94,907	95,232
Impairment of goodwill				264,909
Unrealized foreign exchange loss/(gain)	(472)	(38,764)	(7,471)	5,799
Gain on disposal of property, plant and equipment	(46)	(3,800)	(1,931)	(2,480)
Change in fair value of warrants - gains			(32,756)	(378,994)
Provisions (net)	(269)	(22,079)	(129,026)	39,740
Gain on termination/ rent concession of leases	(22)	(1,786)	(36,176)	(33,238)
Unwinding of deferred consideration	(507)	(41,655)	(41,655)
Share of loss/ (gain) of a joint venture			(41,616)	3,962
Share-based payment expense	1,850	152,054	209,557	77,100
Impairment of loan to joint venture	12	1,000	72,719
Working capital changes:
Decrease/ (increase) in trade and other receivables	(19,387)	(1,593,456)	(1,115,395)	1,685,634
Decrease in inventories	2	173	1,271	1,073
Increase/ (decrease) in trade and other payables	(5,342)	(439,095)	217,701	(402,932)
Settlement of contingent consideration				(389,617)
Direct taxes (paid)/ refunds	(1,553)	(127,620)	28,416	229,574
Net cash used in operating activities	(23,876)	(1,962,346)	(972,203)	765,443
Cash flows from investing activities:
Acquisition of business (net of cash acquired)				(410,383)
Purchase of property, plant and equipment	(241)	(19,786)	(8,927)	(1,089)
Proceeds from sale of property, plant and equipment	118	9,715	2,175	5,782
Purchase/development of intangible assets	(1,635)	(134,406)	(90,469)	(77,881)
Investment in term deposits	(6,421)	(527,740)	(635,807)	(69,580)
Proceeds from term deposits	6,316	519,121	625,505	285,492
Interest received	87	7,144	20,987	37,294
Net cash from/(used in) investing activities	(1,776)	(145,952)	(86,536)	(230,365)
Cash flows from financing activities:
Proceeds from issue of share capital (net of cost of issuance of shares)				772,207
Payment of principal portion of lease liabilities	(333)	(27,340)
Payment of principal portion of lease liabilities	(509)	(41,873)	(36,486)	(9,623)
Payment of principal portion of lease liabilities	(438)	(35,992)	(43,871)	(72,033)
Proceeds from factoring	46,551	3,825,988	553,128	189,052
Repayment of factoring proceeds	(37,568)	(3,087,688)	(325,852)	(316,831)
Proceeds of borrowings	15,239	1,252,501
Repayment of borrowings	(392)	(32,250)		(7,482)
Repayment of borrowings	(86)	(7,042)	(4,913)
Interest paid on borrowings	(1,150)	(94,491)	(6,742)	(320,007)
Net cash from financing activities	21,314	1,751,813	135,264	535,283
Net increase/ (decrease) in cash and cash equivalents	(4,337)	(356,485)	(923,475)	1,070,361
Effect of exchange differences on cash and cash equivalents	728	59,804	12,168	(5,001)
Cash and cash equivalents at the beginning of the year	9,737	800,282	1,711,589	646,229
Closing cash and cash equivalents at the end of the year	6,128	503,601	800,282	1,711,589
Components of cash and cash equivalents:
Cash on hand	2	125	255	472
On current account	3,514	288,779	446,162	876,916
Fixed deposits with banks	91	7,462	186,028	758,008
Credit card collection in hand	2,521	207,235	167,837	76,193
Total cash and cash equivalents	$ 6,128	₨ 503,601	₨ 800,282	₨ 1,711,589